OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other payables and accruals

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial liabilities
Accrued expenses	7,748	2,575	354
Deposits from customers	116	102	14
Other payables (financial liabilities)	7,864	2,677	368

Taxes other than income tax payable (a)	2	—	—
Accrued payroll	156	177	24
Transaction deposit of mining right acquisition (Note18 (b))	74,322	76,217	10,488
Others	266	334	46
Others payables (non-financial liabilities)	74,746	76,728	10,558

Total	82,610	79,405	10,926

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Financial liabilities
Accrued expenses	6,444	7,748	1,095
Deposits from customers	305	116	16
	6,749	7,864	1,111

Accrued payroll	3,108	156	21
Penalties related to income tax	4,611	—	—
Taxes other than income tax payable (a)	1,885	2	—
Transaction deposit of mining right acquisition (Note 25 (b))	—	74,322	10,500
Others	371	266	37
	9,975	74,746	10,558

Total	16,724	82,610	11,669

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.